Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Cost beginning	$ 21,603,721	$ 14,813,752
Cost ending	21,603,721	21,603,721
Amortization
Brought forward	6,806,525	3,077,212
Charge for the period	1,017,203	3,729,313
Accumulated depreciation	7,823,728	6,806,525
Net intangible assets	13,779,993	14,797,196	$ 11,736,540
Additions		6,789,969
Logiq (Delaware) [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Cost beginning	1,885,330	1,885,330
Cost ending	1,885,330	1,885,330
Amortization
Brought forward	1,396,398	1,271,265
Charge for the period	31,283	125,133
Accumulated depreciation	1,427,681	1,396,398
Net intangible assets		488,932	614,065
Additions
DataLogiq [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Cost beginning	19,718,391	12,928,422
Cost ending	19,718,391	19,718,391
Amortization
Brought forward	5,410,127	1,805,947
Charge for the period	985,920	3,604,180
Accumulated depreciation	6,396,047	5,410,127
Net intangible assets		14,308,264	$ 11,122,475
Additions		$ 6,789,969